Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock Warrants [Abstract]
Stock warrants

13. Stock warrants

As of September 30, 2024, there are 5,198,420 warrants outstanding. The warrants outstanding are exercisable, at an exercise price of $11.50 per share, for 1.034999 shares of Class A common stock. 7,349 warrants were exercised for 7,605 shares of Class A Common Stock during the nine months ended September 30, 2024. The warrants do not meet the criteria for equity treatment under ASC 815. As such, the warrants are classified as liabilities and are adjusted to fair value at the end of each reporting period.

The Company remeasures the fair value of the warrants based on their quoted market price. The Company recognized a gain of $0.7 million for the three months ended September 30, 2024 and a loss of $1.7 million for the nine months ended September 30,2024 related to the change in fair value of warrant liabilities, which is recognized in Change in fair value of warrant liabilities in the unaudited condensed consolidated statements of operations and comprehensive income (loss).

The following table summarizes the Company’s outstanding common stock warrants as of September 30, 2024:

Year of Issue	Number of Shares Issuable	Exercise Price	Expiration Date	Classification
2023	5,380,360	11.5	10/5/2028	Liability

19.    Stock warrants

Immediately following the closing of the Business Combination there were 8,440,641 warrants outstanding. The warrants do not meet the criteria for equity treatment under ASC 815. As such, the warrants are classified as liabilities and are adjusted to fair value at the end of each reporting period.

The Company remeasures the fair value of the warrants based on their quoted market price. For the year ended December 31, 2023, the Company recognized $3.0 million of losses related to the change in fair value of warrant liabilities, which is recognized in Change in fair value of warrant liabilities in the consolidated statements of operations and comprehensive loss.

The following table summarizes the Company’s outstanding common stock warrants as of December 31, 2023:

Year of Issue	Number of Shares Issuable	Exercise Price	Expiration Date	Classification
2023	5,387,966	$11.50	Oct-2028	Liability